COMMON SHARES - Summary of Additional Stock Options Information (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Total intrinsic value of options exercised	$ 28	$ 31	$ 75
Total fair value of options that have vested	$ 110	$ 101	$ 143
Total options vested (in shares)	1.9	2.0	2.1
Options, exercisable, intrinsic value	$ 7
Options, outstanding, intrinsic value	$ 12